Debt and Interest Expense - Capital Lease Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 58
2020	50
2021	48
2022	45
2023	43
Thereafter	323
Total future minimum lease payments	567
Less portion representing imputed interest	319
Capital lease obligations	$ 248	$ 231